Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term and Long-Term Debts
9.	SHORT-TERM AND LONG-TERM DEBTS
Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB
Short-term borrowings	3.75%-6.50%	1-12 months	579,776,131

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB	US$
Short-term borrowings	1.45%-5.25%	1-12 months	349,299,134	50,643,614
Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	954,444,171
Long-term borrowings	4.45%-6.00%	15-36 months	469,941,863

			1,424,386,034

Name	Fixed annual rate (%)	Term	As of December 31, 2022
			RMB	US$
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	361,120,106	52,357,493
Long-term borrowings	4.45%-6.50%	20-36 months	279,892,587	40,580,611

			641,012,693	92,938,104

(i)	The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.
Financing lease receivables amounting to RMB945,403,768 were collateralized for a majority of short-term borrowings and long-term borrowings as of December 31, 2021, and RMB360,725,648 (US$52,300,303) were collateralized for a majority of short-term borrowings and long-term borrowings as of December 31, 2022.
The weighted average interest rate for the outstanding debts was approximately 5.72% and 4.47% as of December 31, 2021 and 2022. The aggregate amounts of unused lines of credit for short-term borrowings were RMB615 million and RMB620 million (US$90 million), and for long-term borrowings were RMB1,012 million and RMB1,244 million (US$180 million) as of December 31, 2021 and 2022, respectively.
The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2021 and 2022:

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2021 (RMB)
Long-term debts – non-current	29,956,101	490,167,979	24,730,673	544,854,753
As of December 31, 2022 (RMB)
Long-term debts – non-current	4,086,053	76,963,214	681,629	81,730,896
As of December 31, 2022 (US$)
Long-term debts – non-current	592,422	11,158,617	98,827	11,849,866